Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
TOTAL REVENUE	$ 11,364,033	$ 5,732,064
TOTAL COST	6,098,127	3,298,620
GROSS PROFIT	5,265,906	2,433,444
Administrative expenses	1,780,694	1,269,973
Research and development expenses	2,484,574	1,943,445
Selling expenses	198,500	580,476
INCOME(LOSS) FROM OPERATIONS	802,138	(1,360,450)
Subsidy income	333,660	306,658
Other income (loss), net	(6,033)	238,080
Interest income	1,218	6,065
Interest expense	(244,455)	(225,140)
Change in fair value of warrant liability		3,720
Income (loss) before income taxes	886,528	(1,031,067)
Income tax benefit	1,286,388	1,045,500
NET INCOME	2,172,916	14,433
Less: Net (income) loss attributable to the non-controlling interest	(168,219)	20,264
NET INCOME ATTRIBUTABLE TO THE COMPANY	$ 2,004,697	$ 34,697
Earnings per share - Basic and Diluted
Basic	$ 0.05	$ 0
Diluted	0.05	0
NET EARNINGS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	0.05	0
Diluted	$ 0.05	$ 0
Products [Member]
TOTAL REVENUE	$ 2,468,355	$ 3,124,904
Products - Related Parties [Member]
TOTAL REVENUE	6,755,247	994,446
Software [Member]
TOTAL REVENUE	1,333,693	1,293,252
Software - Realted Parties [Member]
TOTAL REVENUE	47,105
System Integration [Member]
TOTAL REVENUE		6,652
Other [Member]
TOTAL REVENUE	716,932	312,810
Other - Related Parties [Member]
TOTAL REVENUE	42,701
Cost - Products [Member]
TOTAL COST	5,616,492	3,198,247
Cost - Software [Member]
TOTAL COST	286,234	83,888
Cost - System Integration [Member]
TOTAL COST	194,612	12,658
Cost - Others [Member]
TOTAL COST	$ 789	$ 3,827